Property and Equipment, Net (Details) - Schedule of Property and Equipment, Net	Oct. 31, 2023 JPY (¥)	Oct. 31, 2023 USD ($)	Apr. 30, 2023 JPY (¥)
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	¥ 3,455,291	$ 22,813	¥ 3,223,064
Accumulated depreciation	(1,702,690)	(11,242)	(1,156,051)
Property and equipment, net	1,752,601	11,571	2,067,013
Office Equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	¥ 3,455,291	$ 22,813	¥ 3,223,064